Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Note 7 – Commitments and Contingencies

Investor Relations Agreement

Effective January 13, 2014, the Company entered into an agreement with a vendor (“IR Firm”) to provide investor relations services to the Company. Pursuant to the agreement, in addition to monthly cash compensation of $8,000 per month, on March 27, 2014 the Company issued to the IR firm a consulting warrant (“IR Consulting Warrant”) for the purchase of 36,000 shares of common stock. The IR Consulting Warrant has a strike price of $7.80, representing 130% of the IPO price. The IR Consulting Warrant has an initial catch up vesting equivalent to 3,000 shares per month of service, partial months to be prorated on a thirty (30) day basis, from the effective date of this agreement until March 27, 2014. Thereafter, the IR Consulting Warrant will vest at a rate of 3,000 shares per month of service. In addition, the Company agreed to issue to the IR Firm incentive warrants (“IR Incentive Warrants”) to purchase 5,000 shares of common stock with a strike price of $7.80 in the event of and upon each qualified investor, institutional or brokerage firm purchasing at least $250,000 in value of the Company’s common shares at the IPO price or greater in the open market on or after the 46th day following March 27, 2014. All IR Incentive Warrants granted during a six month period will collectively vest at each six month anniversary. Both the IR Consulting Warrant and IR Incentive Warrants will have an expiration date four (4) years from the grant date. The shares underlying both the IR Consulting Warrant and the IR Incentive Warrants will either be registered at the next available opportunity or the warrants will include a cashless exercise provision.

As of September 30, 2014, 25,800 shares under the IR Consulting Warrant were vested, and no IR Incentive Warrants have been granted.

For the three and nine months ended September 30, 2014, the Company incurred stock-based compensation expense of $39,410 and $198,983, respectively, in connection with the IR Consulting warrant, which was included in general and administrative expense.

Operating Leases

On October 4, 2013, the Company executed a lease expiring on June 4, 2014 for 3,562 square feet of office space in Pleasanton, California from an affiliate of Greg Brewer, one of the Company’s former directors, with a base rent of $6,055 per month. The lease was amended and extended to September 30, 2014 with a base monthly rent of $8,548 for the period June 5, 2014 through September 30, 2014.

On September 10, 2014, the Company entered into a Lease Agreement (the “Lease”) with Balzer Family Investments, L.P. (the “Landlord”) related to space located at Northpointe Business Center, 3590 North First Street, San Jose, California. The initial term of the lease is 60 months, with initial monthly base rent of $36,720. On October 1, 2014, the Company relocated its headquarters to this new location.  The Company issued to the Landlord 41,563 shares of the Company’s common stock valued at $500,000, of which $400,000 will be applied to reduce the Company’s monthly base rent obligation by $6,732 per month and of which $100,000 was for certain tenant improvements. The Company recorded $400,000 as prepaid rent on its balance sheet, which will be amortized over the term of the lease and recorded $100,000 as leasehold improvements.

Note 8 – Commitments and Contingencies

Consulting Agreements

On May 14, 2013, the Company entered into a consulting agreement with Cheryl Sanchez, the sister of one of the directors and stockholders of the Company, for Ms. Sanchez to provide finance, accounting and other advisory services (“Finance Consulting Agreement”). Ms. Sanchez was paid at a rate of $21,550 per month. In connection with the execution of the Finance Consulting Agreement, Ms. Sanchez purchased for $35,464 in cash, 88,882 shares of the Company’s common stock, under the Company’s 2013 Stock Plan (See Note 10 – Stock Based Compensation). The Company’s board of directors determined that the purchase price of $0.40 per share represented the fair value of these shares upon issuance, and further concluded that no compensation was deemed to be awarded to Ms. Sanchez in connection with this share issuance. The Finance Consulting Agreement was terminated effective November 30, 2013. In connection with the termination of the Finance Consulting Agreement, the Company repurchased for $29,533 a total of 74,068 shares of restricted common stock from Ms. Sanchez.

Operating Lease

On October 4, 2013, the Company executed an eight month lease for 3,562 square feet of office space in Pleasanton California from an affiliate of Greg Brewer, one of the Company’s directors. The base rent is $6,055 per month. The Company has the right to terminate the lease upon 30 days written notice.

Employment Agreements

The following is a summary of the employment arrangements with our executive officers as currently in effect.

Stephen Rizzone

The Company entered into an employment agreement with Stephen Rizzone, the Company’s President, Chief Executive Officer and chairman of the board of directors, effective October 1, 2013. The employment agreement has no specific term and constitutes at-will employment. Mr. Rizzone’s current annual base salary is $150,000, although his annual base salary will increase to $300,000 immediately following our initial public offering, and he is eligible for up to five annual cash bonuses of up to $30,000 each (one each with respect to our fiscal quarters and one with respect to our fiscal year) based upon achievement of performance-based objectives established by our board of directors. Pursuant to Mr. Rizzone’s employment agreement, he was granted a ten year option to purchase 275,689 shares of common stock on December 12, 2013 under our 2013 Equity Incentive Plan that vests over four years in 48 equal monthly installments. Mr. Rizzone’s employment agreement provides that upon the consummation of our initial public offering he will receive an additional option award so that together with Mr. Rizzone’s December 2013 option award the two option awards combined represent six percent (6%) of the Company’s outstanding shares on a fully-diluted basis. The second option award, if issued, will vest over the same vesting schedule as Mr. Rizzone’s December, 2013 option award.

If Mr. Rizzone’s employment is terminated due to his death or disability, by the Company without cause or if Mr. Rizzone resigns for good reason, Mr. Rizzone will be entitled to receive (i) one year of his base salary at the rate then in effect, (ii) five performance bonuses (each equal to the average of the performance bonus paid with respect to the two fiscal quarters, or the fiscal quarter-end and fiscal year-end, as applicable, immediately preceding Mr. Rizzone’s termination or resignation) (iii) reimbursement of Mr. Rizzone’s cost of COBRA coverage for one year, and (iv) twenty-five percent (25%) of the options to purchase shares of common stock subject to Mr. Rizzone’s option awards described above will vest immediately and become exercisable, and, along with any previously vested and unexercised options, may be exercised by Mr. Rizzone within one year following his termination or resignation. However, if a Liquidation Event (as defined below) shall occur within one year of Mr. Rizzone’s termination without cause or his resignation for good reason, all of Mr. Rizzone’s option awards described above will vest immediately and become exercisable. Mr. Rizzone’s employment agreement provides that if the Company experiences a Liquidation Event (as defined below), Mr. Rizzone’s employment with the Company will be terminated and the Company will enter into a consulting agreement with Mr. Rizzone that entitles him to the following during its term: (i) continued payment of Mr. Rizzone’s base salary at the rate then in effect, (ii) continued payment of Mr. Rizzone’s performance bonuses described above, and (iii) continued payment of benefits that are substantially similar to those of the Company’s other senior executive officers, and (iv) continuation of the vesting period of the option awards described above. The term of the consulting agreement between the Company and Mr. Rizzone shall expire on the later of two years from the date of the Liquidation event or October 1, 2017. For purposes of Mr. Rizzone’s employment agreement, a Liquidation Event means a merger, acquisition, consolidation or other transaction (other than an equity financing) following which our stockholders prior to such transaction hold less than fifty percent (50%) of our outstanding voting securities of the acquiring or surviving entity, or a sale, license or transfer of all or substantially all of our assets.

If Mr. Rizzone resigns without good reason, he will be entitled to his base salary at the rate then in effect up to and through the effective date of his resignation, along with any unreimbursed reasonable, out-of-pocket business expenses incurred by Mr. Rizzone in the performance of his duties.

Mr. Rizzone is also eligible to receive benefits that are substantially similar to those of the Company’s other senior executive officers. Mr. Rizzone is subject to certain restrictive covenants, including non-solicitation of employees, consultants and customers and non-competition each for a period one year following termination of his employment with the Company.

Michael Leabman

We entered into an employment agreement with Michael Leabman, the Company’s Chief Technology Officer, effective October 1, 2013. The employment agreement has no specific term and constitutes at-will employment. Mr. Leabman’s current annual base salary is $250,000, and he is eligible for an annual performance based bonus award of up to twenty percent (20%) of his base salary based upon achievement of performance-based objectives established by our Chief Executive Officer and board of directors. Pursuant to Mr. Leabman’s employment agreement, he is entitled to a ten year option to purchase 57,644 shares of common stock under our 2013 Equity Incentive Plan that vests 3/48th on the date of grant, and will vest 1/48th monthly over the following 45 months. Mr. Leabman’s employment agreement provides that upon the consummation of our initial public offering, if Mr. Leabman’s option award plus any Company securities he currently owns represent less than three percent (3%) of the Company’s outstanding shares on a fully-diluted basis, he shall be entitled to a second option award which will entitle him to purchase that number of shares of our common stock such that the two option awards combined plus any Company securities he currently owns represent three percent (3%) of the Company’s outstanding shares on a fully-diluted basis. The second option award, if issued, will vest over the same vesting schedule as Mr. Leabman’s initial option award.

If Mr. Leabman’s employment is terminated due to his death or disability, by the Company without cause or if Mr. Leabman resigns for good reason, Mr. Leabman will be entitled to receive (i) one year of his base salary at the rate then in effect, (ii) a performance bonuses each equal to the total performance bonuses paid to Mr. Leabman in the calendar year immediately preceding Mr. Leabman’s termination or resignation (iii) reimbursement of Mr. Leabman’s cost of COBRA coverage for one year, and (iv) twenty-five percent (25%) of the options to purchase shares of common stock subject to Mr. Leabman’s option awards described above will vest immediately and become exercisable, and, along with any previously vested and unexercised options, may be exercised by Mr. Leabman within one year following his termination or resignation. However, if a Liquidation Event (as defined below) shall occur within one year of Mr. Leabman’s termination without cause or his resignation for good reason, all of Mr. Leabman’s options to purchase shares of common stock pursuant to the option awards described above will vest immediately and become exercisable.

In addition to those benefits described above, if Mr. Leabman’s employment is terminated by the Company without cause or he resigns for Good Reason within 18 months of a Liquidation Event (as defined below), all of Mr. Leabman’s options to purchase shares of common stock pursuant to the option awards described above will vest immediately and become exercisable. For purposes of Mr. Leabman’s employment agreement, a Liquidation Event has the same meaning as in Mr. Rizzone’s employment agreement.

If Mr. Leabman resigns without good reason, he will be entitled to his base salary at the rate then in effect up to and through the effective date of his resignation, along with any unreimbursed reasonable, out-of-pocket business expenses incurred by Mr. Leabman in the performance of his duties.

Mr. Leabman is also eligible to receive benefits that are substantially similar to those of the Company’s other senior executive officers. Mr. Leabman is subject to certain restrictive covenants, including non-solicitation of employees, consultants and customers and non-competition each for a period one year following termination of his employment with the Company.